Service Class Prospectus | MFS® Mid Cap Growth Series
MFS® Mid Cap Growth Series Summary of Key Information
Investment Objective
The fund’s investment objective is to seek capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay when you hold shares of the fund.  If the fees and expenses imposed by the insurance company that issued your variable contracts through which the fund is offered were included, your expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Service Class Prospectus MFS® Mid Cap Growth Series Service Class
Management Fee	0.75%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.06%
Total Annual Fund Operating Expenses	1.06%

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. If the fees and expenses imposed by the investment vehicle through which an investment in the fund is made were included, your expenses would be higher.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods; your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Service Class Prospectus MFS® Mid Cap Growth Series Service Class	108	337	585	1,294

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 62% of the average value of its portfolio.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in issuers with medium market capitalizations. MFS generally defines medium market capitalization issuers as issuers with market capitalizations similar to those of issuers included in the Russell Midcap Growth Index over the last 13 months at the time of purchase. As of March 31, 2014, the range of the market capitalizations of the issuers in the Russell Midcap Growth Index was between $772 million to $35.9 billion.

MFS normally invests the fund’s assets primarily in equity securities. Equity securities include common stocks, preferred stocks, securities convertible into stocks, equity interests in real estate investment trusts (REITs), and depositary receipts for such securities.

MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies).

MFS may invest the fund’s assets in foreign securities.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

Principal Risks

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Stock Market/Company Risk:  Stock markets are volatile and can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions, as well as to investor perceptions of these conditions. The price of an equity security can decrease significantly in response to these conditions, and these conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the market in general.

Growth Company Risk:  The stocks of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.

Mid Cap Risk:  The stocks of mid cap companies can be more volatile than stocks of larger companies.

Foreign Risk:  Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, and other conditions. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

Liquidity Risk:  It may be difficult to value and it may not be possible to sell certain investments, types of investments, and/or investments in certain segments of the market, and the fund may have to sell certain of these investments at a price or time that is not advantageous in order to meet redemptions or other cash needs.

Investment Selection Risk:  MFS’ investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Performance Information

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.

The fund’s past performance does not necessarily indicate how the fund will perform in the future. Updated performance is available at mfs.com or by calling 1-877-411-3325. If the fees and expenses imposed by the investment vehicle through which an investment in the fund is made were included, they would reduce the returns shown.

Service Class Bar Chart.

The total return for the three-month period ended March 31, 2014, was 0.57%. During the period(s) shown in the bar chart, the highest quarterly return was 18.94% (for the calendar quarter ended September 30, 2009) and the lowest quarterly return was (35.22)% (for the calendar quarter ended December 31, 2008).

Performance Table.
Average Annual Total Returns (For the Periods Ended December 31, 2013)
Average Annual Returns Service Class Prospectus MFS® Mid Cap Growth Series	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Service Class	Service Class Shares	37.22%	22.30%	5.73%
Russell Midcap Growth Index	Index Comparison (Reflects no deduction for fees, expenses, or taxes) Russell Midcap Growth Index	35.74%	23.37%	9.77%